Note 6 - Liabilities Related to Sale of Future Royalties 1	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Liabilities Related to Sale of Future Royalties [Text Block]

NOTE 6.  Liabilities Related to Sale of Future Royalties

In April 2016, Aviragen entered into a Royalty Interest Acquisition Agreement (the “RIAA”) with HealthCare Royalty Partners III, L.P. (“HCRP”). Under the RIAA, HCRP made a $20.0 million cash payment to Aviragen in consideration for acquiring certain royalty rights (“Royalty Rights”) related to the approved product Inavir in the Japanese market. The Royalty Rights were obtained pursuant to the collaboration and license agreements (the “License Agreement”) and a commercialization agreement that the Company entered into with Daiichi Sankyo. Per the terms of the RIAA, during the first royalty interest period of April 1, 2016 through March 31, 2025, HCRP is entitled to the first $3.0 million and any cumulative remaining shortfall amount plus 15% of the next $1.0 million in royalties earned in each year commencing on April 1, with any excess revenue being retained by the Company. Further, during the second royalty interest period beginning April 1, 2025 and ending on December 24, 2029, HCRP is entitled to the first $2.7 million and any cumulative remaining shortfall amount, plus 15% of the next $1.0 million in royalties, with any excess revenue being retained by the Company. A shortfall occurs when, during an annual period ending on  March 31, for the first royalty interest period of April 1, 2016 through March 31, 2025, the Company’s royalty payments fall below $3.0 million; and  $2.7 million for the second royalty interest period of April 1, 2025 and ending on December 24, 2029, excluding the period of April 1, 2028 through December 24, 2029. In the event there shall remain any cumulative remaining shortfall amount as of December 24, 2029, any royalties received from Daiichi Sankyo subsequently by the Company would be payable to HCRP until the cumulative remaining shortfall amount has been paid.

For avoidance of doubt, the RIAA states, in the event there is a remaining cumulative remaining shortfall amount as of December 24, 2029, the Company shall not be obligated to pay HCRP any royalty payment beyond what the Company is paid from Daiichi Sankyo. The cumulative remaining shortfall amount is the aggregate amount of the remaining shortfall for each annual period, which was $6.7 million and $4.4 million as of March 31, 2026 and December 31, 2025, respectively.

Under the relevant accounting guidance, due to a limit on the amount of royalties that HCRP can earn under the RIAA, this transaction was accounted for as a liability that is being amortized using the effective interest method over the life of the arrangement. The Company has no obligation to pay any amounts to HCRP other than to pass through to HCRP its share of royalties as they are received from Daiichi Sankyo. To record the amortization of the liability, the Company is required to estimate the total amount of future royalty payments to be received under the License Agreement and the payments that will be passed through to HCRP over the life of this agreement. Consequently, the Company imputes interest on the unamortized portion of the liability and records non-cash interest expense using an estimated effective interest rate. The royalties earned in each period that will be passed through to HCRP are recorded as non-cash royalty revenue related to sale of future royalties, with any excess not subject to pass-through being recorded as royalty revenue. When the pass-through royalties are paid to HCRP in the following quarter, the imputed liability related to sale of future royalties is commensurately reduced. The Company periodically assesses the expected royalty payments, and to the extent such payments are greater or less than the initial estimate, the Company adjusts the amortization of the liability and interest rate. As a result of this accounting, even though the Company does not retain HCRP’s share of the royalties, it will continue to record non-cash revenue related to those royalties until the amount of the associated liability, including the related interest, is fully amortized.

The following table shows the activity within the liability account during the three months ended March 31, 2026 (in thousands):

Total liability related to sale of future royalties, start of period	$4,060
Non-cash royalty revenue paid to HCRP	(331)
Non-cash interest expense recognized	505
Total liability related to sale of future royalties, end of period	4,234
Current portion	(1,862)
Long-term portion	$2,372

NOTE 6.  Liabilities Related to Sale of Future Royalties

In  April 2016, Aviragen entered into a Royalty Interest Acquisition Agreement (the “RIAA”) with HealthCare Royalty Partners III, L.P. (“HCRP”). Under the RIAA, HCRP made a $20.0 million cash payment to Aviragen in consideration for acquiring certain royalty rights (“Royalty Rights”) related to the approved product Inavir in the Japanese market. The Royalty Rights were obtained pursuant to the collaboration and license agreements (the “License Agreement”) and a commercialization agreement that the Company entered into with Daiichi Sankyo. Per the terms of the RIAA, during the first royalty interest period of  April 1, 2016 through  March 31, 2025, HCRP is entitled to the first $3.0 million and any cumulative remaining shortfall amount plus 15% of the next $1.0 million in royalties earned in each year commencing on  April 1, with any excess revenue being retained by the Company. Further, during the second royalty interest period beginning  April 1, 2025 and ending on  December 24, 2029, HCRP is entitled to the first $2.7 million and any cumulative remaining shortfall amount, plus 15% of the next $1.0 million in royalties, with any excess revenue being retained by the Company. A shortfall occurs when, during an annual period ending on  March 31, for the first royalty interest period of  April 1, 2016 through  March 31, 2025, the Company’s royalty payments fall below $3.0 million; and $2.7 million for the second royalty interest period of  April 1, 2025 and ending on  December 24, 2029, excluding the period of  April 1, 2028 through  December 24, 2029. In the event there shall remain any cumulative remaining shortfall amount as of  December 24, 2029, any royalties received from Daiichi Sankyo subsequently by the Company would be payable to HCRP until the cumulative remaining shortfall amount has been paid.

For avoidance of doubt, the RIAA states, in the event there is a remaining cumulative remaining shortfall amount as of  December 24, 2029, the Company shall not be obligated to pay HCRP any royalty payment beyond what the Company is paid from Daiichi Sankyo. The cumulative remaining shortfall amount is the aggregate amount of the remaining shortfall for each annual period, which was $4.4 million and $6.0 million as of December 31, 2025 and 2024, respectively.

Under the relevant accounting guidance, due to a limit on the amount of royalties that HCRP can earn under the RIAA, this transaction was accounted for as a liability that is being amortized using the effective interest method over the life of the arrangement. The Company has no obligation to pay any amounts to HCRP other than to pass through to HCRP its share of royalties as they are received from Daiichi Sankyo. To record the amortization of the liability, the Company is required to estimate the total amount of future royalty payments to be received under the License Agreement and the payments that will be passed through to HCRP over the life of this agreement. Consequently, the Company imputes interest on the unamortized portion of the liability and records non-cash interest expense using an estimated effective interest rate. The royalties earned in each period that will be passed through to HCRP are recorded as non-cash royalty revenue related to sale of future royalties, with any excess not subject to pass-through being recorded as royalty revenue. When the pass-through royalties are paid to HCRP in the following quarter, the imputed liability related to sale of future royalties is commensurately reduced. The Company periodically assesses the expected royalty payments, and to the extent such payments are greater or less than the initial estimate, the Company adjusts the amortization of the liability and interest rate. As a result of this accounting, even though the Company does not retain HCRP’s share of the royalties, it will continue to record non-cash revenue related to those royalties until the amount of the associated liability, including the related interest, is fully amortized.

The following table shows the activity within the liability account during the year ended  December 31, 2025 (in thousands):

Total liability related to sale of future royalties, start of year	$5,758
Non-cash royalty revenue paid to HCRP	(4,521)
Non-cash interest expense recognized	2,823
Total liability related to sale of future royalties, end of year	4,060
Current portion	(1,381)
Long-term portion	$2,679